Stock-Based Awards	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Awards
NOTE 12. STOCK-BASED AWARDS
2016 Stock Plan
Prior to the Closing of the Business Combination, the Company maintained the OfferPad 2016 Stock Option and Grant Plan (the “2016 Plan”) that allowed for granting of incentive and non-qualified
stock options to employees, directors, and consultants.
In connection with the Business Combination, each option granted under the 2016 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was assumed and converted into an option to purchase a number of shares of Class A common stock (rounded down to the nearest whole share) equal to the product of (i) the number of shares of Old Offerpad common stock subject to such Old Offerpad option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient obtained by dividing (A) the exercise price per share of such Old Offerpad option immediately prior to the consummation of the Business Combination by (B) the Exchange Ratio. Stock option activity prior to the Business Combination was retroactively adjusted to reflect this conversion.
Awards outstanding under the 2016 Plan were assumed by Offerpad Solutions upon the Closing and continue to be governed by the terms and conditions of the 2016 Plan and applicable award agreement. Shares of our common stock subject to awards granted under the 2016 Plan that expire unexercised or are cancelled, terminated, or forfeited in any manner without issuance of shares thereunder following the effective date of the 2021 Plan (as defined below), will not become available for issuance under the 2021 Plan.
In connection with the completion of the Business Combination and the adoption of the 2021 Plan, no additional awards will be granted under the 2016 Plan.
2021 Equity Incentive Plans
In connection with the Business Combination, our board of directors adopted, and our stockholders approved, the Offerpad Solutions Inc. 2021 Incentive Award Plan (the “2021 Plan”) under which 26,333,222 shares of Class A common stock were initially reserved for issuance. The 2021 Plan allows for the issuance of incentive and non-qualified
stock options, stock appreciation rights, restricted stock, restricted stock units and other stock or cash based awards. The number of shares of the Company’s Class A common stock available for issuance under the 2021 Plan increases annually on the first day of each calendar year, beginning on and including January 1, 2022 and ending on and including January 1, 2031 equal to the lesser of (i) a number of shares such that the aggregate number of shares of Class A common stock available for grant under the 2021 Plan immediately following such increase shall be equal to 5% of the number of fully-diluted shares on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of Class A common stock as is determined by the Company’s board of directors. As of December 31, 2021, the Company has granted restricted stock unit awards under the 2021 Plan to non-employee
members of our board of directors.
In connection with the close of the Business Combination, the Company’s board of directors approved the Offerpad Solutions Inc. 2021 Employee Stock Purchase Plan (“ESPP”). There are 2,633,322 shares of Class A common stock initially reserved for issuance under the ESPP. The number of shares of the Company’s Class A common stock available for issuance under the ESPP increases annually on the first day of each calendar year, beginning on and including January 1, 2022 and ending on and including January 1, 2031, by the lesser of (a) a number of shares such that the aggregate number of shares of Class A common stock available for grant under the ESPP immediately following such increase shall be equal to 1% of the number of fully-diluted shares on the final day of the immediately preceding calendar year and (b) such smaller number of shares of Class A common stock as determined by the Company’s board of directors; provided that, no more than 50,000,000 shares of Class A common stock may be issued under the ESPP. As of December 31, 2021, no shares have been issued under the ESPP.
Stock Options
The following summarizes stock option activity during the years ended December 31, 2021, 2020 and 2019:

	Options Issued Under Plan (in thousands)	Nonemployee Options (in thousands)	Total Options (in thousands)	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2018	3,947	68	4,015	$2.81	8.84	$22,106
Retroactive conversion of shares due to Business Combination	25,786	446	26,232	(2.44)

Outstanding as of December 31, 2018, as converted	29,733	514	30,247	0.37	8.84	22,106
Granted	3,337	38	3,375	1.24
Exercised	(576)	—	(576)	0.29
Forfeited	(9,377)	—	(9,377)	0.25

Outstanding as of December 31, 2019	23,117	552	23,669	0.55	7.71	16,275
Granted	4,294	964	5,258	1.22
Exercised	—	—	—	—
Forfeited	(1,336)	—	(1,336)	0.54

Outstanding as of December 31, 2020	26,075	1,516	27,591	0.68	7.40	14,619
Granted	1,559	—	1,559	1.22
Exercised	(1,947)	(543)	(2,490)	0.36
Forfeited	(526)	(558)	(1,084)	0.85

Outstanding as of December 31, 2021	25,161	415	25,576	0.73	6.82	137,170

Exercisable as of December 31, 2021			19,065	0.62	6.31	86,526

Vested and expected to vest as of December 31, 2021			25,576	0.73	6.82	137,170

The Company has historically issued stock options with exercise prices equal to the fair value of the underlying stock price. Prior to the completion of the Business Combination and listing of the Company’s common stock on the public stock exchange, the fair value of Old Offerpad common stock that underlies the stock options was determined based on then-current valuation estimates at the time of grant. Because such grants occurred prior to the public trading of the Company’s common stock, the fair value of Old Offerpad common stock was typically determined with assistance of periodic valuation analyses from an independent third-party valuation firm.
The Company determines the grant-date fair value of stock option awards using a Black-Scholes option pricing model with the following assumptions:
Expected Term:
The expected term represents the period of time that the option grants are expected to be outstanding and is estimated using the midpoint between the requisite service period and the contractual term of the options.
Risk-Free Interest Rate:
The risk-free interest rate is estimated using the rate of return on U.S. treasury notes with a life that approximates the expected term.
Volatility:
As our shares have not previously been publicly traded prior to the Business Combination, and have not regularly traded privately, expected volatility for awards granted prior to the Business Combination was estimated based on the average historical volatility of similar entities with publicly traded shares over the relevant vesting or estimated liquidity period.
Expected Dividend Yield:
The expected dividend yield assumption considers that we have not historically paid dividends and we do not expect to pay dividends in the foreseeable future.
No option awards have been granted from the date of the Business Combination through December 31, 2021. The range of assumptions used in the Black-Scholes Model for options granted during 2021 prior to the Business Combination are as follows:

2021 Range
Expected term (in years)	5.97 - 6.10
Risk-free interest rate	0.64% - 0.67%
Expected volatility	52.5% - 52.7%
Dividend yield	—
Fair value on grant date	$4.49 - $4.55
Restricted Stock Units
The Company did not grant restricted stock unit (“RSU”) awards during the years ended December 31, 2020 and 2019. The Company granted RSUs with service vesting conditions during the year ended December 31, 2021 to non-employee
members of our board of directors. The vesting period for these RSU awards generally ranges from three months to three years, subject to continued service on the board of directors.
The following summarizes RSU award activity during the year ended December 31, 2021:

	Number of RSUs (in thousands)	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	—	$—
Granted	203	7.88
Vested and settled	—	—
Forfeited	—	—

Outstanding as of December 31, 2021	203	7.88

As of December 31, 2021, 14,520 RSUs have vested, but have not yet been settled in shares of the Company’s common stock, pursuant to elections made by certain non-employee
members of our board of directors to defer settlement thereof under the Offerpad Solutions Inc. Deferred Compensation Plan for Directors.
Stock-based Compensation Expense
The Company recognized stock-based compensation expense of $3.1 million, $1.4 million and $1.3 million during the years ended December 31, 2021, 2020 and 2019, respectively, as part of operating expenses in the accompanying consolidated statements of operations.
As of December 31, 2021, the Company had $4.9 million of unrecognized stock-based compensation expense related to outstanding awards.